Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Member]
RELATED PARTY TRANSACTIONS

Note 15 — RELATED PARTY TRANSACTIONS

The table below sets forth major related parties of the Company and their relationships with the Company:

Entity or individual name	Relationship with the Company
Mr. Hui Xu	Shareholder, director, and Chief Executive officer of the Company
Ms. Wei Wang	Shareholder of the Company, wife of Mr. Hui Xu
Mr. Chenhan Xu	Shareholder of the Company
Mr. Bo Ren	Chief Financial Officer of the Company
Mr. Pengcheng Wan	Executive Officer of Net Plastic New Material
Mr. Jian Huang	Chief Technology Officer
Zhongguang Yiyun Supply Chain Group Co., Ltd. (“Yiyun Group”)	Former shareholder of Net Plastic Technology and directly controlled by Chenhan Xu, a shareholder of the Company and son of Mr. Hui Xu, the Company’s Chief Executive Officer, director, and shareholder
Shanghai Zhongguang Yiyun Supply Chain Management Co., Ltd (“Zhongguang Yiyun”)	Directly controlled by Chenhan Xu
Zhejiang Xinju Baisuo Supply Chain Management Co., Ltd. (“Zhejiang Xinju”)	Directly controlled by Hui Xu
Ningbo Lisu Technology Service Partnership (Limited Partnership) (“Lisu LP”)	Directly controlled by Ms. Wei Wang, wife of Mr. Hui Xu
Taiqian County Jusu Enterprise Management Partnership (Limited Partnership) (“Jusu LP”)	Directly controlled by Mr Pengcheng Wan, the Executive Officer of Net Plastic New Material
(a)	The Company entered the following related party transactions:

	For the Fiscal Year Ended June 30,
	2025	2024	2023
Sales to related party
Zhejiang Xinju	$-	$-	$2,647,129
Total sales to related party	$-	$-	$2,647,129
Purchase from related parties
Zhongguang Yiyun	2,015,752	-	-
Zhejiang Xinju	-	4,987,246	7,569,836
Total purchase from related parties	$2,015,752	$4,987,246	$7,569,836

The total purchase from related parties were equal to the transfer of inventory to cost of goods sold from related party purchase as there was no inventory on hand were purchased from related parties at the beginning and ended of the fiscal years.

(b)	The Company had the following significant related party balances:

Loan balance to a Related Party

As of June 30, 2025 and 2024, the Company had a loan balance due from Jusu LP of $153,554 and $151,365 respectively. The loan was due on demand and bear no interest. As of the issuance date of the consolidated financial statements, Jusu LP had paid off all the balance due to the Company.

Due to Related Parties

As of June 30, 2025 and 2024, the Company had a due to related party balance of $25,883,212 and $18,026,279, respectively, to Yiyun Group. The balance was due on demand and without interest.

As of June 30, 2025 and 2024, the Company had a due to related party balance of $1,541,683 and $1,519,705, respectively, to Lisu LP. The balance was due on demand and without interest.

As of June 30, 2025 and 2024, the Company had a due to related party balance of $2,359,358 and $261,653, respectively, to Zhongguang Yiyun. The balance was due on demand and without interest.

As of June 30, 2025 and 2024, the Company had a due to related party balance of $41,878 and $nil, respectively, to Mr. Hui Xu. The balance was due on demand and without interest.

Loans Guarantee Provided by Related Parties

As of June 30, 2025 and 2024, Mr. Hui Xu and his immediate family provided guarantees for the Company’s bank loans of approximately $29.6 million and $1.4 million, respectively. The guaranteed amount as of June 30, 2025 included a short-term loan of approximately $0.7 million and the syndicated loan of approximately $28.9 million.

As of June 30, 2025 and 2024, Ningbo Chuangsu provided guarantees for the Company’s bank loans of approximately $nil and $1.4 million, respectively.

As of June 30, 2025, the shareholders of Net Plastic New Material, (including Net Plastic Henan and other minority shareholders), and Net Plastic Technology, the shareholder of Net Plastic Henan, pledged their equity interests in Net Plastic New Material as collateral for the bank syndicated loan totaling to $28,922,370.